TAXES ON INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carry-forward	$ 48,392	$ 52,976
Reserves and allowances	9,780	7,843
Net deferred tax assets before valuation allowance	58,172	60,819
Less - Valuation allowance	(53,980)	(53,687)
Deferred tax asset	4,192	7,132
Short-term deferred tax asset	3,320	2,277
Long-term deferred tax asset	872	4,855
Domestic Tax Authority [Member]
Deferred tax assets:
Deferred tax asset	2,232	4,350
Short-term deferred tax asset	2,200	1,397
Long-term deferred tax asset	32	2,953
Foreign Tax Authority [Member]
Deferred tax assets:
Deferred tax asset	1,960	2,782
Short-term deferred tax asset	1,120	880
Long-term deferred tax asset	$ 840	$ 1,902